DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
Mar. 31, 2012
Entity Registrant Name	BOSTON CAPITAL TAX CREDIT FUND III L P
Entity Central Index Key	0000879555
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0

BALANCE SHEETS (USD $)	Mar. 31, 2012	Mar. 31, 2011
ASSETS
Cash and cash equivalents	$ 4,880,195	$ 5,463,659
Other assets	14,400	75,938
Assets	4,894,595	5,539,597
LIABILITIES
Accounts payable and accrued expenses	29,746	112,546
Accounts payable - affiliates	24,351,080	24,721,709
Capital contributions payable	91,360	93,144
Liabilities	24,472,186	24,927,399
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(17,526,537)	(17,338,646)
General partner	(2,051,054)	(2,049,156)
Partners' capital (deficit)	(19,577,591)	(19,387,802)
Liabilities and Stockholders' Equity	4,894,595	5,539,597
Series Fifteen [Member]
ASSETS
Cash and cash equivalents	198,803	299,446
Other assets	0	69,038
Assets	198,803	368,484
LIABILITIES
Accounts payable and accrued expenses	1,246	38,746
Accounts payable - affiliates	3,805,724	4,071,131
Capital contributions payable	0	0
Liabilities	3,806,970	4,109,877
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(3,249,896)	(3,381,790)
General partner	(358,271)	(359,603)
Partners' capital (deficit)	(3,608,167)	(3,741,393)
Liabilities and Stockholders' Equity	198,803	368,484
Series Sixteen [Member]
ASSETS
Cash and cash equivalents	360,565	416,806
Other assets	0	2,500
Assets	360,565	419,306
LIABILITIES
Accounts payable and accrued expenses	5,000	12,500
Accounts payable - affiliates	8,521,279	8,404,538
Capital contributions payable	50,008	51,792
Liabilities	8,576,287	8,468,830
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(7,666,956)	(7,502,420)
General partner	(548,766)	(547,104)
Partners' capital (deficit)	(8,215,722)	(8,049,524)
Liabilities and Stockholders' Equity	360,565	419,306
Series Seventeen [Member]
ASSETS
Cash and cash equivalents	344,436	328,413
Other assets	4,400	4,400
Assets	348,836	332,813
LIABILITIES
Accounts payable and accrued expenses	18,500	48,500
Accounts payable - affiliates	7,003,068	6,931,537
Capital contributions payable	22,798	22,798
Liabilities	7,044,366	7,002,835
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(6,207,797)	(6,182,544)
General partner	(487,733)	(487,478)
Partners' capital (deficit)	(6,695,530)	(6,670,022)
Liabilities and Stockholders' Equity	348,836	332,813
Series Eighteen [Member]
ASSETS
Cash and cash equivalents	164,525	293,045
Other assets	10,000	0
Assets	174,525	293,045
LIABILITIES
Accounts payable and accrued expenses	5,000	0
Accounts payable - affiliates	5,021,009	5,314,503
Capital contributions payable	18,554	18,554
Liabilities	5,044,563	5,333,057
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(4,511,110)	(4,679,384)
General partner	(358,928)	(360,628)
Partners' capital (deficit)	(4,870,038)	(5,040,012)
Liabilities and Stockholders' Equity	174,525	293,045
Series Nineteen [Member]
ASSETS
Cash and cash equivalents	3,811,866	4,125,949
Other assets	0	0
Assets	3,811,866	4,125,949
LIABILITIES
Accounts payable and accrued expenses	0	12,800
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
Liabilities	0	12,800
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	4,109,222	4,407,492
General partner	(297,356)	(294,343)
Partners' capital (deficit)	3,811,866	4,113,149
Liabilities and Stockholders' Equity	$ 3,811,866	$ 4,125,949

BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2012	Mar. 31, 2011
Units of assignor limited partner's capital, authorized	22,000,000	22,000,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	21,996,102	21,996,102
Units of limited partnership interest, issued	21,996,102	21,996,102
Units of limited partnership interest, outstanding	21,992,202	21,994,302
Series Fifteen [Member]
Units of assignor limited partner's capital, authorized	22,000,000	22,000,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	3,870,500	3,870,500
Units of limited partnership interest, issued	3,870,500	3,870,500
Units of limited partnership interest, outstanding	3,869,900	3,870,500
Series Sixteen [Member]
Units of assignor limited partner's capital, authorized	22,000,000	22,000,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	5,429,402	5,429,402
Units of limited partnership interest, issued	5,429,402	5,429,402
Units of limited partnership interest, outstanding	5,427,102	5,427,602
Series Seventeen [Member]
Units of assignor limited partner's capital, authorized	22,000,000	22,000,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	5,000,000	5,000,000
Units of limited partnership interest, issued	5,000,000	5,000,000
Units of limited partnership interest, outstanding	4,999,000	5,000,000
Series Eighteen [Member]
Units of assignor limited partner's capital, authorized	22,000,000	22,000,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	3,616,200	3,616,200
Units of limited partnership interest, issued	3,616,200	3,616,200
Units of limited partnership interest, outstanding	3,616,200	3,616,200
Series Nineteen [Member]
Units of assignor limited partner's capital, authorized	22,000,000	22,000,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	4,080,000	4,080,000
Units of limited partnership interest, issued	4,080,000	4,080,000
Units of limited partnership interest, outstanding	4,080,000	4,080,000

STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Income
Interest income	$ 26,922	$ 21,951
Other income	30,350	101,777
Total income	57,272	123,728
Share of income from operating limited partnerships	820,440	6,099,658
Expenses
Professional fees	160,346	181,876
Partnership management fee	541,340	1,200,472
General and administrative expenses	103,985	124,637
Operating Expenses	805,671	1,506,985
NET INCOME (LOSS)	72,041	4,716,401
Net income (loss) allocated to general partner	720	47,164
Net income (loss) allocated to limited partners	71,321	4,669,237
Net income (loss) per BAC (in dollars per unit)	$ 0	$ 0.21
Series Fifteen [Member]
Income
Interest income	1,439	2,201
Other income	1,318	2,313
Total income	2,757	4,514
Share of income from operating limited partnerships	325,050	129,038
Expenses
Professional fees	35,926	40,864
Partnership management fee	138,632	167,675
General and administrative expenses	20,023	30,532
Operating Expenses	194,581	239,071
NET INCOME (LOSS)	133,226	(105,519)
Net income (loss) allocated to general partner	1,332	(1,055)
Net income (loss) allocated to limited partners	131,894	(104,464)
Net income (loss) per BAC (in dollars per unit)	$ 0.03	$ (0.03)
Series Sixteen [Member]
Income
Interest income	1,848	3,285
Other income	2,024	3,911
Total income	3,872	7,196
Share of income from operating limited partnerships	148,294	204,525
Expenses
Professional fees	39,313	40,659
Partnership management fee	254,665	413,509
General and administrative expenses	24,386	29,552
Operating Expenses	318,364	483,720
NET INCOME (LOSS)	(166,198)	(271,999)
Net income (loss) allocated to general partner	(1,662)	(2,720)
Net income (loss) allocated to limited partners	(164,536)	(269,279)
Net income (loss) per BAC (in dollars per unit)	$ (0.03)	$ (0.05)
Series Seventeen [Member]
Income
Interest income	1,642	5,552
Other income	16,209	12,574
Total income	17,851	18,126
Share of income from operating limited partnerships	247,646	819,215
Expenses
Professional fees	34,300	37,427
Partnership management fee	234,245	317,273
General and administrative expenses	22,460	24,925
Operating Expenses	291,005	379,625
NET INCOME (LOSS)	(25,508)	457,716
Net income (loss) allocated to general partner	(255)	4,577
Net income (loss) allocated to limited partners	(25,253)	453,139
Net income (loss) per BAC (in dollars per unit)	$ (0.01)	$ 0.09
Series Eighteen [Member]
Income
Interest income	630	2,237
Other income	10,485	31,276
Total income	11,115	33,513
Share of income from operating limited partnerships	0	0
Expenses
Professional fees	26,832	27,866
Partnership management fee	(203,875)	197,734
General and administrative expenses	18,184	19,764
Operating Expenses	(158,859)	245,364
NET INCOME (LOSS)	169,974	(211,851)
Net income (loss) allocated to general partner	1,700	(2,119)
Net income (loss) allocated to limited partners	168,274	(209,732)
Net income (loss) per BAC (in dollars per unit)	$ 0.05	$ (0.06)
Series Nineteen [Member]
Income
Interest income	21,363	8,676
Other income	314	51,703
Total income	21,677	60,379
Share of income from operating limited partnerships	99,450	4,946,880
Expenses
Professional fees	23,975	35,060
Partnership management fee	117,673	104,281
General and administrative expenses	18,932	19,864
Operating Expenses	160,580	159,205
NET INCOME (LOSS)	(39,453)	4,848,054
Net income (loss) allocated to general partner	(395)	48,481
Net income (loss) allocated to limited partners	$ (39,058)	$ 4,799,573
Net income (loss) per BAC (in dollars per unit)	$ (0.01)	$ 1.18

STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) (USD $)	Limited Partner [Member]	General Partner [Member]	Total	Series Fifteen [Member] Limited Partner [Member]	Series Fifteen [Member] General Partner [Member]	Series Fifteen [Member]	Series Sixteen [Member] Limited Partner [Member]	Series Sixteen [Member] General Partner [Member]	Series Sixteen [Member]	Series Seventeen [Member] Limited Partner [Member]	Series Seventeen [Member] General Partner [Member]	Series Seventeen [Member]	Series Eighteen [Member] Limited Partner [Member]	Series Eighteen [Member] General Partner [Member]	Series Eighteen [Member]	Series Nineteen [Member] Limited Partner [Member]	Series Nineteen [Member] General Partner [Member]	Series Nineteen [Member]
Partners' capital (deficit) at Mar. 31, 2010	$ (20,507,883)	$ (2,096,320)	$ (22,604,203)	$ (3,277,326)	$ (358,548)	$ (3,635,874)	$ (7,233,141)	$ (544,384)	$ (7,777,525)	$ (6,635,683)	$ (492,055)	$ (7,127,738)	$ (4,469,652)	$ (358,509)	$ (4,828,161)	$ 1,107,919	$ (342,824)	$ 765,095
Distributions to partners	(1,500,000)	0	(1,500,000)	0	0	0	0	0	0	0	0	0	0	0	0	(1,500,000)	0	(1,500,000)
Net income (loss)	4,669,237	47,164	4,716,401	(104,464)	(1,055)	(105,519)	(269,279)	(2,720)	(271,999)	453,139	4,577	457,716	(209,732)	(2,119)	(211,851)	4,799,573	48,481	4,848,054
Partners' capital (deficit) at Mar. 31, 2011	(17,338,646)	(2,049,156)	(19,387,802)	(3,381,790)	(359,603)	(3,741,393)	(7,502,420)	(547,104)	(8,049,524)	(6,182,544)	(487,478)	(6,670,022)	(4,679,384)	(360,628)	(5,040,012)	4,407,492	(294,343)	4,113,149
Distributions to partners	(259,212)	(2,618)	(261,830)	0	0	0	0	0	0	0	0	0	0	0	0	(259,212)	(2,618)	(261,830)
Net income (loss)	71,321	720	72,041	131,894	1,332	133,226	(164,536)	(1,662)	(166,198)	(25,253)	(255)	(25,508)	168,274	1,700	169,974	(39,058)	(395)	(39,453)
Partners' capital (deficit) at Mar. 31, 2012	$ (17,526,537)	$ (2,051,054)	$ (19,577,591)	$ (3,249,896)	$ (358,271)	$ (3,608,167)	$ (7,666,956)	$ (548,766)	$ (8,215,722)	$ (6,207,797)	$ (487,733)	$ (6,695,530)	$ (4,511,110)	$ (358,928)	$ (4,870,038)	$ 4,109,222	$ (297,356)	$ 3,811,866

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities
Net income (loss)	$ 72,041	$ 4,716,401
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(820,440)	(6,099,658)
Changes in assets and liabilities
Other assets	61,538	(47,900)
Accounts payable and accrued expenses	(82,800)	3,700
Accounts payable - affiliates	(370,629)	255,219
Net cash used in operating activities	(1,140,290)	(1,172,238)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	818,656	6,086,120
Net cash provided by investing activities	818,656	6,086,120
Cash flows from financing activities
Distributions to partners	(261,830)	(1,500,000)
Net cash used in financing activity	(261,830)	(1,500,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(583,464)	3,413,882
Cash and cash equivalents, beginning	5,463,659	2,049,777
Cash and cash equivalents, end	4,880,195	5,463,659
Series Fifteen [Member]
Cash flows from operating activities
Net income (loss)	133,226	(105,519)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(325,050)	(129,038)
Changes in assets and liabilities
Other assets	69,038	(16,900)
Accounts payable and accrued expenses	(37,500)	2,400
Accounts payable - affiliates	(265,407)	191,525
Net cash used in operating activities	(425,693)	(57,532)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	325,050	78,000
Net cash provided by investing activities	325,050	78,000
Cash flows from financing activities
Distributions to partners	0	0
Net cash used in financing activity	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(100,643)	20,468
Cash and cash equivalents, beginning	299,446	278,978
Cash and cash equivalents, end	198,803	299,446
Series Sixteen [Member]
Cash flows from operating activities
Net income (loss)	(166,198)	(271,999)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(148,294)	(204,525)
Changes in assets and liabilities
Other assets	2,500	0
Accounts payable and accrued expenses	(7,500)	12,500
Accounts payable - affiliates	116,741	259,748
Net cash used in operating activities	(202,751)	(204,276)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	146,510	204,525
Net cash provided by investing activities	146,510	204,525
Cash flows from financing activities
Distributions to partners	0	0
Net cash used in financing activity	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(56,241)	249
Cash and cash equivalents, beginning	416,806	416,557
Cash and cash equivalents, end	360,565	416,806
Series Seventeen [Member]
Cash flows from operating activities
Net income (loss)	(25,508)	457,716
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(247,646)	(819,215)
Changes in assets and liabilities
Other assets	0	(33,200)
Accounts payable and accrued expenses	(30,000)	36,000
Accounts payable - affiliates	71,531	(368,641)
Net cash used in operating activities	(231,623)	(727,340)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	247,646	856,715
Net cash provided by investing activities	247,646	856,715
Cash flows from financing activities
Distributions to partners	0	0
Net cash used in financing activity	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	16,023	129,375
Cash and cash equivalents, beginning	328,413	199,038
Cash and cash equivalents, end	344,436	328,413
Series Eighteen [Member]
Cash flows from operating activities
Net income (loss)	169,974	(211,851)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	(10,000)	0
Accounts payable and accrued expenses	5,000	(15,000)
Accounts payable - affiliates	(293,494)	172,587
Net cash used in operating activities	(128,520)	(54,264)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions to partners	0	0
Net cash used in financing activity	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(128,520)	(54,264)
Cash and cash equivalents, beginning	293,045	347,309
Cash and cash equivalents, end	164,525	293,045
Series Nineteen [Member]
Cash flows from operating activities
Net income (loss)	(39,453)	4,848,054
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(99,450)	(4,946,880)
Changes in assets and liabilities
Other assets	0	2,200
Accounts payable and accrued expenses	(12,800)	(32,200)
Accounts payable - affiliates	0	0
Net cash used in operating activities	(151,703)	(128,826)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	99,450	4,946,880
Net cash provided by investing activities	99,450	4,946,880
Cash flows from financing activities
Distributions to partners	(261,830)	(1,500,000)
Net cash used in financing activity	(261,830)	(1,500,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(314,083)	3,318,054
Cash and cash equivalents, beginning	4,125,949	807,895
Cash and cash equivalents, end	$ 3,811,866	$ 4,125,949

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]

NOTE A - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Boston Capital Tax Credit Fund III L.P. (the “Partnership” or “Fund”) was formed under the laws of the State of Delaware on September 19, 1991, for the purpose of acquiring, holding, and disposing of limited partnership interests in operating limited partnerships which were organized to acquire, develop, rehabilitate, operate and own newly constructed, existing or rehabilitated apartment complexes which qualified for the Low-Income Housing Tax Credit established by the Tax Reform Act of 1986. Accordingly, the apartment complexes are restricted as to rent charges and operating methods. Certain of the apartment complexes also qualified for the Historic Rehabilitation Tax Credit for their rehabilitation of a certified historic structure and are subject to the provisions of the Internal Revenue Code relating to the Rehabilitation Investment Credit. The general partner of the fund is Boston Capital Associates III L.P. and the limited partner is BCTC III Assignor Corp. (the “assignor limited partner”).

Pursuant to the Securities Act of 1933, the fund filed a Form S-11 Registration Statement with the Securities and Exchange Commission, effective January 24, 1992, which covered the offering (the “Public Offering”) of the Fund’s beneficial assignee certificates (“BACs”) representing assignments of units of the beneficial interest of the limited partnership interest of the assignor limited partner. The Fund originally registered 20,000,000 BACs at $10 per BAC for sale to the public in one or more series. An additional 2,000,000 BACs at $10 per BAC were registered for sale to the public in one or more series on September 4, 1994. BACs sold in bulk were offered to investors at a reduced cost per BAC.

The BACs issued in each series at March 31, 2012 and 2011 are as follows:

	2012	2011
Series 15	3,870,500	3,870,500
Series 16	5,429,402	5,429,402
Series 17	5,000,000	5,000,000
Series 18	3,616,200	3,616,200
Series 19	4,080,000	4,080,000
	21,996,102	21,996,102

In accordance with the limited partnership agreements, profits, losses, and cash flow (subject to certain priority allocations and distributions) and tax credits are allocated 99% to the assignees and 1% to the general partner.

Investments in Operating Limited Partnerships

The Fund accounts for its investments in operating limited partnerships using the equity method, whereby the Fund adjusts its investment cost for its share of each operating limited partnership’s results of operations and for any distributions received or accrued. However, the Fund recognizes the individual operating limited partnership’s losses only to the extent that the Fund’s share of losses of the operating limited partnerships does not exceed the carrying amount of its investment and its advances to operating limited partnerships. Unrecognized losses are suspended and offset against future individual operating limited partnership income.

After the investment account is reduced to zero, receivables due from the operating limited partnerships are decreased by the fund’s share of losses and, accordingly, a valuation allowance is recorded against the receivables. Accordingly, the partnership recorded a valuation allowance as follows:

	2012	2011
Series 15	$36,759	$36,759
Series 16	8,318	8,318
Series 17	60,785	173,285
Series 18	62,536	62,536
Series 19	25,120	25,120
	$193,518	$306,018

The Fund reviews its investment in operating limited partnerships for impairment whenever events or changes in circumstances indicate that the carrying amount of such investments may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the investment to the future net undiscounted cash flows expected to be generated by the operating limited partnerships including the low-income housing tax credits and the residual value upon sale or disposition of the equity interest in the operating limited partnerships.  If the investment is considered to be impaired, the impairment to be recognized is measured at the amount by which the carrying amount of the investment exceeds the fair value of such investment. During the years ended March 31, 2012 and 2011, the Fund did not record an impairment loss.

Capital contributions to operating limited partnerships are adjusted by tax credit adjusters. Tax credit adjusters are defined as adjustments to operating limited partnership capital contributions due to reductions in actual tax credits from those originally projected. The Fund records tax credit adjusters as a reduction in investment in operating limited partnerships and capital contributions payable.

The operating limited partnerships maintain their financial statements based on a calendar year and the Fund utilizes a March 31 year-end. The Fund records income and losses from the operating limited partnerships on a calendar year basis which is not materially different from income and losses generated if the operating limited partnerships utilized a March 31 year-end.

The Fund records capital contributions payable to the operating limited partnerships once there is a binding obligation to fund a specified amount. The operating limited partnerships record capital contributions from the Fund when received.

The Fund records certain acquisition costs as an increase in its investment in operating limited partnerships. Certain operating limited partnerships have not recorded the acquisition costs as a capital contribution from the Fund. These differences are shown as reconciling items in note C.

In accordance with the accounting guidance for the consolidation of variable interest entities, the Fund determines when it should include the assets, liabilities, and activities of a variable interest entity (VIE) in its financial statements, and when it should disclose information about its relationship with a VIE. A VIE is a legal structure used to conduct activities or hold assets, which must be consolidated by a company if it is the primary beneficiary because it has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party is required to consolidate the VIE.

The Fund determines whether an entity is a VIE and whether it is the primary beneficiary at the date of initial involvement with the entity. The Fund reassesses whether it is the primary beneficiary of a VIE on an ongoing basis based on changes in facts and circumstances. In determining whether it is the primary beneficiary, the partnership considers the purpose and activities of the VIE, including the variability and related risks the VIE incurs and transfers to other entities and their related parties. These factors are considered in determining whether the Fund has the power to direct activities of the VIE that most significantly impact the VIE’s economic performance and whether the Fund also has the obligation to absorb losses of or receive benefits from the VIE that could be potentially significant to the VIE. If the Fund determines that it is the primary beneficiary of the VIE, the VIE is consolidated within the partnership’s financial statements.

Based on this guidance, the operating limited partnerships in which the Fund invests meet the definition of a VIE. However, management does not consolidate the Fund’s interests in these VIEs under this guidance, as it is not considered to be the primary beneficiary. The Fund currently records the amount of its investment in these operating limited partnerships as an asset on its balance sheets, recognizes its share of the operating limited partnership income or losses in the statements of operations, and discloses how it accounts for material types of these investments in its financial statements. The Fund’s balance in investment in operating limited partnerships, advances to operating limited partnerships, plus the risk of recapture of tax credits previously recognized on these investments, represents its maximum exposure to loss. The Fund’s exposure to loss on these operating limited partnerships is mitigated by the condition and financial performance of the underlying properties as well as the strength of the operating general partners and their guarantee against credit recapture.

Income Taxes

The Fund has elected to be treated as a pass-through entity for income tax purposes and, as such, is not subject to income taxes. Rather, all items of taxable income, deductions and tax credits are passed through to and are reported by its owners on their respective income tax returns. The Funds’s federal tax status as a pass-through entity is based on its legal status as a partnership. Accordingly, the Fund is not required to take any tax positions in order to qualify as a pass-through entity. The Fund is required to file and does file tax returns with the Internal Revenue Service and other taxing authorities. Accordingly, these financial statements do not reflect a provision for income taxes and the Fund has no other tax positions which must be considered for disclosure.

Cash Equivalents

Cash equivalents include money market accounts having original maturities at their acquisition dates of three months or less.

Fiscal Year

For financial reporting purposes, the Fund uses a March 31 year-end, whereas for income tax reporting purposes, the Fund uses a calendar year. The operating limited partnerships use a calendar year for both financial and income tax reporting.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Net Income (Loss) per Beneficial Assignee Certificate

Net income (loss) per beneficial assignee partnership unit is calculated based upon the number of units outstanding during the year. The number of units in each series at March 31, 2012 and 2011 are as follows:

	2012	2011
Series 15	3,869,900	3,870,500
Series 16	5,427,102	5,427,602
Series 17	4,999,000	5,000,000
Series 18	3,616,200	3,616,200
Series 19	4,080,000	4,080,000
	21,992,202	21,994,302

Recent Accounting Pronouncements

In June 2009, the FASB issued an amendment to the accounting and disclosure requirements for the consolidation of VIEs. The amended guidance modifies the consolidation model to one based on control and economics, and replaces the current quantitative primary beneficiary analysis with a qualitative analysis. The primary beneficiary of a VIE will be the entity that has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party will be required to consolidate the VIE. Further, the amended guidance requires continual reconsideration of the primary beneficiary of a VIE and adds an additional reconsideration event for determination of whether an entity is a VIE. Additionally, the amendment requires enhanced and expanded disclosures around VIEs. This amendment is effective for fiscal years beginning after November 15, 2009. The adoption of this guidance on April 1, 2010 did not have a material effect on the Fund’s financial statements.

RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2012 and 2011, the fund entered into several transactions with various affiliates of the general partner, including Boston Capital Partners, Inc., Boston Capital Services, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership, as follows:

Boston Capital Asset Management Limited Partnership is entitled to an annual fund management fee based on .5% of the aggregate cost of all apartment complexes acquired by the operating limited partnerships, less the amount of certain partnership management and reporting fees paid or payable by the operating limited partnerships. The aggregate cost is comprised of the capital contributions made by each series to the operating limited partnerships and 99% of the permanent financing at the operating limited partnership level. The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2012 and 2011, are as follows:

	2012
	Gross Partnership Management Fee	Asset Management & Reporting Fee	Partnership Management Fee net of Asset Management & Reporting Fee
Series 15	$199,593	$60,961	$138,632
Series 16	346,741	92,076	254,665
Series 17	316,531	82,286	234,245
Series 18	264,840	468,715	(203,875)
Series 19	152,661	34,988	117,673
	$1,280,366	$739,026	$541,340

	2011
	Gross Partnership Management Fee	Asset Management & Reporting Fee	Partnership Management Fee net of Asset Management & Reporting Fee
Series 15	$241,525	$73,850	$167,675
Series 16	459,748	46,239	413,509
Series 17	383,859	66,586	317,273
Series 18	272,587	74,853	197,734
Series 19	184,280	79,999	104,281
	$1,541,999	$341,527	$1,200,472

The partnership management fees paid for the years ended March 31, 2012 and 2011 are as follows:

	2012	2011
Series 15	$465,000	$50,000
Series 16	230,000	200,000
Series 17	245,000	752,500
Series 18	400,000	100,000
Series 19	152,661	184,280
	$1,492,661	$1,286,780

All partnership management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. As of March 31, 2012 and 2011, total partnership management fees accrued were $23,715,718 and $23,928,013, respectively.

An affiliate of the general partner of the Partnership advanced funds to pay some operating expenses of the Partnership, and to make advances and/or loans to Operating Partnerships. These advances are included in Accounts payable-affiliates. During the year ended March 31, 2012 there were no advances, however a payment in the amount of $158,334 was paid by Series 18. The total advances from the affiliate of the general partner to the Operating Partnerships as of March 31, 2012 and 2011 are as follows:

	2012	2011
Series 15	$-	$-
Series 16	-	-
Series 17	635,362	635,362
Series 18	-	158,334
Series 19	-	-
	$635,362	$793,696

All payables to affiliates will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the Partnership's interests in Operating Partnerships.

General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership (BCAMLP) during the years ended March 31, 2012 and 2011 charged to each series’ operations are as follows:

	2012	2011
Series 15	$13,372	$17,329
Series 16	15,446	19,100
Series 17	13,880	16,835
Series 18	12,269	13,371
Series 19	12,342	13,456
	$67,309	$80,091

Accounts payable - affiliates at March 31, 2012 and 2011 represents fund management fees and operating limited partnership advances which are payable to Boston Capital Asset Management Limited Partnership.

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	12 Months Ended
Mar. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

At March 31, 2012 and 2011, the Fund has limited partnership interests in operating limited partnerships which own or are constructing operating apartment complexes. The number of operating limited partnerships in which the Fund has limited partnership interests at March 31, 2012 and 2011 by series are as follows:

	2012	2011
Series 15	30	36
Series 16	38	43
Series 17	27	32
Series 18	23	24
Series 19	16	17
	134	152

During the year ended March 31, 2012 the Fund disposed of eighteen operating limited partnerships and received additional proceeds from one operating limited partnership disposed of in the prior year.

A summary of the dispositions by Series for March 31, 2012 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain/(Loss) on
	Transferred	Partnership	Disposition *	Disposition
Series 15	5	1	$325,050	$325,050
Series 16	5	-	146,510	148,294
Series 17	4	1	247,646	247,646
Series 18	-	1	-	-
Series 19	1	-	99,450	99,450
Total	15	3	$818,656	$820,440

* Fund proceeds from disposition does not include the following amount which was due to a writeoff of capital contribution payable of $1,784 for Series 16.

During the year ended March 31, 2011 the Fund disposed of eighteen operating limited partnerships.

A summary of the dispositions by Series for March 31, 2011 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain/(Loss) on
	Transferred	Partnership	Disposition *	Disposition
Series 15	2	2	$78,000	$129,038
Series 16	2	1	204,525	204,525
Series 17	4	3	856,715	856,715
Series 18	1	1	-	-
Series 19	-	2	4,946,880	4,946,880
Total	9	9	$6,086,120	$6,137,158

* Fund proceeds from disposition does not include $51,038 recorded as receivable at March 31, 2011, for Series 15.

Under the terms of the Fund’s investment in each operating limited partnership, the Fund is required to make capital contributions to the operating limited partnerships. These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction and/or operations.

The contributions payable to operating limited partnerships at March 31, 2012 and 2011 by series are as follows:

	2012	2011
Series 15	$-	$-
Series 16	50,008	51,792
Series 17	22,798	22,798
Series 18	18,554	18,554
Series 19	-	-
	$91,360	$93,144

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Total	Series 15	Series 16
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$67,188,022	$9,051,543	$13,600,679

Acquisition costs of operating limited partnerships	9,171,431	1,218,899	1,788,508

Syndication costs from operating limited partnerships	(36,455)	-	-

Cumulative distributions from operating limited partnerships	(188,000)	(10,831)	(26,120)

Cumulative impairment loss in investment in operating limited partnerships	(17,303,883)	(867,409)	(2,861,385)

Cumulative losses from operating limited partnerships	(58,831,115)	(9,392,202)	(12,501,682)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A)	(348,203)	(14,246)	(93,920)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(1,556,118)	(180,526)	(121,307)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	1,012,965	136,871	-

	Total	Series 15	Series 16

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(40,003,128)	(8,366,571)	(9,860,741)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	314,521	86,996	130,181

Cumulative impairment loss in investment in operating limited partnerships	17,303,883	867,409	2,861,385

Other	271,864	(41,552)	438,273

Equity per operating limited partnerships’ combined financial statements	$(23,004,216)	$(7,511,619)	$(6,646,129)

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 17	Series 18	Series 19
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$15,940,952	$17,186,357	$11,408,491

Acquisition costs of operating limited partnerships	2,328,579	2,310,366	1,525,079

Syndication costs from operating limited partnerships	-	(36,455)	-

Cumulative distributions from operating limited partnerships	(28,883)	(118,167)	(3,999)

Cumulative impairment loss in investment in operating limited partnerships	(4,596,588)	(4,363,063)	(4,615,438)

Cumulative losses from operating limited partnerships	(13,644,060)	(14,979,038)	(8,314,133)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A)	(174,842)	(5,588)	(59,607)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(650,525)	-	(603,760)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	467,481	357,422	51,191

	Series 17	Series 18	Series 19

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(6,800,814)	(9,565,423)	(5,409,579)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	14,732	75,689	6,923

Cumulative impairment loss in investment in operating limited partnerships	4,596,588	4,363,063	4,615,438

Other	(9,562)	(92,977)	(22,318)

Equity per operating limited partnerships’ combined financial statements	$(2,556,942)	$(4,867,814)	$(1,421,712)

The Fund’s investments in operating limited partnerships at March 31, 2011 are summarized as follows:

	Total	Series 15	Series 16
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	79,802,851	$10,186,928	$21,595,389

Acquisition costs of operating limited partnerships	10,732,830	1,386,834	2,609,852

Syndication costs from operating limited partnerships	(36,455)	-	-

Cumulative distributions from operating limited partnerships	(586,752)	(11,325)	(418,260)

Cumulative impairment loss in investment in operating limited partnerships	(20,818,310)	(1,064,965)	(5,544,345)

Cumulative losses from operating limited partnerships	(69,094,164)	(10,497,472)	(18,242,636)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A)	(791,270)	(26,246)	(93,920)

The Fund has recorded acquisition costs at March 31, 2011 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(1,933,084)	(180,526)	(453,483)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	1,178,753	157,946	-

	Total	Series 15	Series 16

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(45,273,057)	(9,412,754)	(13,025,203)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	339,855	90,742	133,514

Cumulative impairment loss in investment in operating limited partnerships	20,818,310	1,064,965	5,544,345

Other	302,743	(54,741)	471,590

Equity per operating limited partnerships’ combined financial statements	$(25,357,750)	$(8,360,614)	$(7,423,157)

The Fund’s investments in operating limited partnerships at March 31, 2011 are summarized as follows:

	Series 17	Series 18	Series 19
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$19,124,559	$17,505,925	$11,390,050

Acquisition costs of operating limited partnerships	2,780,139	2,420,601	1,535,404

Syndication costs from operating limited partnerships	-	(36,455)	-

Cumulative distributions from operating limited partnerships	(35,001)	(118,167)	(3,999)

Cumulative impairment loss in investment in operating limited partnerships	(5,219,704)	(4,376,821)	(4,612,475)

Cumulative losses from operating limited partnerships	(16,649,993)	(15,395,083)	(8,308,980)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A)	(600,642)	(10,855)	(59,607)

The Fund has recorded acquisition costs at March 31, 2011 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(695,315)	-	(603,760)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	527,327	442,289	51,191

	Series 17	Series 18	Series 19

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(8,860,455)	(8,595,458)	(5,379,187)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	21,688	86,988	6,923

Cumulative impairment loss in investment in operating limited partnerships	5,219,704	4,376,821	4,612,475

Other	(8,649)	(84,796)	(20,661)

Equity per operating limited partnerships’ combined financial statements	$(4,396,342)	$(3,785,011)	$(1,392,626)

The combined summarized balance sheets of the operating limited partnerships at December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 15	Series 16
ASSETS

Buildings and improvements, net of accumulated depreciation	$129,457,020	$16,874,324	$28,711,071

Land	13,214,525	1,712,879	2,182,728

Other assets	23,094,868	4,812,799	7,265,124

	$165,766,413	$23,400,002	$38,158,923

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$171,925,646	$30,686,298	$39,442,851

Accounts payable and accrued expenses	8,024,363	343,231	3,412,569

Other liabilities	16,888,786	982,737	1,433,900

	196,838,795	32,012,266	44,289,320
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(23,004,216)	(7,511,619)	(6,646,129)
Other partners	(8,068,166)	(1,100,645)	515,732

	(31,072,382)	(8,612,264)	(6,130,397)

	$165,766,413	$23,400,002	$38,158,923

The combined summarized balance sheets of the operating limited partnerships at December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 17	Series 18	Series 19
ASSETS

Buildings and improvements, net of accumulated depreciation	$35,549,893	$25,218,279	$23,103,453

Land	4,296,381	2,627,321	2,395,216

Other assets	5,512,378	3,235,664	2,268,903

	$45,358,652	$31,081,264	$27,767,572

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$49,568,081	$31,300,678	$20,927,738

Accounts payable and accrued expenses	1,188,711	2,142,120	937,732

Other liabilities	6,239,819	2,789,969	5,442,361

	56,996,611	36,232,767	27,307,831
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(2,556,942)	(4,867,814)	(1,421,712)
Other partners	(9,081,017)	(283,689)	1,881,453

	(11,637,959)	(5,151,503)	459,741

	$45,358,652	$31,081,264	$27,767,572

The combined summarized balance sheets of the operating limited partnerships at December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 15	Series 16
ASSETS

Buildings and improvements, net of accumulated depreciation	$159,944,322	$21,338,147	$43,655,003

Land	15,765,658	2,190,079	3,568,271

Other assets	25,023,257	5,324,189	8,223,234

	$200,733,237	$28,852,415	$55,446,508

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$198,735,567	$37,063,877	$50,582,486

Accounts payable and accrued expenses	13,193,049	345,286	7,992,506

Other liabilities	20,769,053	1,155,280	2,283,038

	232,697,669	38,564,443	60,858,030
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(25,357,750)	(8,360,614)	(7,423,157)
Other partners	(6,606,682)	(1,351,414)	2,011,635

	(31,964,432)	(9,712,028)	(5,411,522)

	$200,733,237	$28,852,415	$55,446,508

The combined summarized balance sheets of the operating limited partnerships at December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 17	Series 18	Series 19
ASSETS

Buildings and improvements, net of accumulated depreciation	$43,259,160	$27,320,026	$24,371,986

Land	4,929,363	2,668,829	2,409,116

Other assets	5,966,128	3,287,121	2,222,585

	$54,154,651	$33,275,976	$29,003,687

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$57,233,929	$31,866,134	$21,989,141

Accounts payable and accrued expenses	1,379,820	2,250,002	1,225,435

Other liabilities	7,395,076	3,950,902	5,984,757

	66,008,825	38,067,038	29,199,333
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(4,396,342)	(3,785,011)	(1,392,626)
Other partners	(7,457,832)	(1,006,051)	1,196,980

	(11,854,174)	(4,791,062)	(195,646)

	$54,154,651	$33,275,976	$29,003,687

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 15	Series 16
Revenue
Rental	$33,706,796	$5,392,708	$7,295,567
Interest and other	855,012	156,911	155,808

	34,561,808	5,549,619	7,451,375
Expenses
Interest	6,075,031	767,359	1,141,429
Depreciation and amortization	8,244,794	1,448,769	1,812,739
Taxes and insurance	3,999,447	677,808	889,025
Repairs and maintenance	7,908,133	1,198,185	1,745,900
Operating expenses	12,640,384	2,134,670	2,744,393
Other expenses	319,101	43,422	38,647

	39,186,890	6,270,213	8,372,133

NET LOSS	$(4,625,082)	$(720,594)	$(920,758)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(4,045,294)	$(730,809)	$(1,010,045)

Net loss allocated to other partners	$(579,788)	$10,215	$89,287

*	Amounts include $730,809, $1,010,045, $733,673, $1,197,176, and $373,591 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS - CONTINUED

	Series 17	Series 18	Series 19
Revenue
Rental	$9,984,884	$6,242,288	$4,791,349
Interest and other	290,316	151,518	100,459

	10,275,200	6,393,806	4,891,808
Expenses
Interest	1,873,449	1,227,151	1,065,643
Depreciation and amortization	2,207,942	1,558,316	1,217,028
Taxes and insurance	1,109,017	823,809	499,788
Repairs and maintenance	2,426,319	1,668,122	869,607
Operating expenses	3,482,269	2,311,943	1,967,109
Other expenses	43,182	72,572	121,278

	11,142,178	7,661,913	5,740,453

NET LOSS	$(866,978)	$(1,268,107)	$(848,645)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(733,673)	$(1,197,176)	$(373,591)

Net loss allocated to other partners	$(133,305)	$(70,931)	$(475,054)

*	Amounts include $730,809, $1,010,045, $733,673, $1,197,176, and $373,591 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 15	Series 16
Revenue
Rental	$38,689,748	$6,201,920	$10,466,265
Interest and other	1,069,481	120,367	265,451

	39,759,229	6,322,287	10,731,716
Expenses
Interest	7,539,872	899,718	1,785,456
Depreciation and amortization	10,011,353	1,659,606	2,732,785
Taxes and insurance	4,727,001	709,336	1,322,011
Repairs and maintenance	8,773,387	1,520,114	2,404,432
Operating expenses	14,697,346	2,453,854	3,921,198
Other expenses	569,852	15,950	74,003

	46,318,811	7,258,578	12,239,885

NET LOSS	$(6,559,582)	$(936,291)	$(1,508,169)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(5,917,343)	$(877,260)	$(1,540,061)

Net income (loss) allocated to other partners	$(642,239)	$(59,031)	$31,892

*	Amounts include $877,260, $1,540,061, $1,293,835, $1,535,917, and $670,270 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS - CONTINUED

	Series 17	Series 18	Series 19
Revenue
Rental	$11,083,556	$6,227,449	$4,710,558
Interest and other	323,622	203,359	156,682

	11,407,178	6,430,808	4,867,240
Expenses
Interest	2,438,055	1,334,131	1,082,512
Depreciation and amortization	2,648,739	1,719,582	1,250,641
Taxes and insurance	1,370,364	823,526	501,764
Repairs and maintenance	2,648,583	1,441,007	759,251
Operating expenses	3,986,643	2,238,942	2,096,709
Other expenses	208,749	152,352	118,798

	13,301,133	7,709,540	5,809,675

NET LOSS	$(1,893,955)	$(1,278,732)	$(942,435)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(1,293,835)	$(1,535,917)	$(670,270)

Net income (loss) allocated to other partners	$(600,120)	$257,185	$(272,165)

*	Amounts include $877,260, $1,540,061, $1,293,835, $1,535,917, and $670,270 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN	12 Months Ended
Mar. 31, 2012
Reconciliation of Financial Statement Net Income (Loss) to Income Tax Return Disclosure [Abstract]
Reconciliation of Financial Statement Net Income (Loss) to Income Tax Return Disclosure [Text Block]

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN

For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Total	Series 15	Series 16

Net income (loss) for financial reporting purposes	$72,041	$133,226	$(166,198)

Operating limited partnership rents received in advance	(10,156)	2,199	(1,715)

Accrued fund management fees not deducted (deducted) for tax purposes	(212,295)	(265,407)	116,741

Other	9,652,956	2,488,615	650,482

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(4,045,294)	(730,809)	(1,010,045)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,178,940)	(243,438)	(376,657)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(722,510)	472,240	(51,316)

Income (loss) for tax return purposes, year ended December 31, 2011	$3,555,802	$1,856,626	$(838,708)

For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 17	Series 18	Series 19

Net income (loss) for financial reporting purposes	$(25,508)	$169,974	$(39,453)

Operating limited partnership rents received in advance	(10,640)	-	-

Accrued fund management fees not deducted (deducted) for tax purposes	71,531	(135,160)	-

Other	2,197,089	(428)	4,317,198

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(733,673)	(1,197,176)	(373,591)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(237,315)	(245,477)	(76,053)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,011,334)	(28,923)	(103,177)

Income (loss) for tax return purposes, year ended December 31, 2011	$250,150	$(1,437,190)	$3,724,924

For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Total	Series 15	Series 16

Net income (loss) for financial reporting purposes	$4,716,401	$(105,519)	$(271,999)

Operating limited partnership rents received in advance	(9,388)	(6,210)	(7,306)

Accrued fund management fees not deducted (deducted) for tax purposes	255,219	191,525	259,748

Other	6,444,195	968,093	719,234

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(5,917,343)	(877,260)	(1,540,061)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,192,258)	(231,374)	(331,455)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(5,377,289)	(145,560)	(135,679)

Income (loss) for tax return purposes, year ended December 31, 2010	$(1,080,463)	$(206,305)	$(1,307,518)

For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Series 17	Series 18	Series 19

Net income (loss) for financial reporting purposes	$457,716	$(211,851)	$4,848,054

Operating limited partnership rents received in advance	4,128	-	-

Accrued fund management fees not deducted (deducted) for tax purposes	(368,641)	172,587	-

Other	2,825,605	845,649	1,085,614

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,293,835)	(1,535,917)	(670,270)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(403,879)	(143,306)	(82,244)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(75,823)	5,213	(5,025,440)

Income (loss) for tax return purposes, year ended December 31, 2010	$1,145,271	$(867,625)	$155,714

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2012, are as follows:

	Total	Series 15	Series 16

Investments in operating limited partnerships - tax return December 31, 2011	$(39,842,699)	$(9,915,268)	$(12,422,684)

Estimated share of loss for the three months ended March 31, 2012	(1,012,965)	(136,871)	-

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	40,003,128	8,366,571	9,860,741

Impairment loss in investment in operating limited partnerships	(17,303,883)	(867,409)	(2,861,385)

Historic tax credits	5,325,806	-	1,844,836

Other	12,830,613	2,552,977	3,578,492

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2012, are as follows:

	Series 17	Series 18	Series 19

Investments in operating limited partnerships - tax return December 31, 2011	$(6,285,101)	$(9,967,872)	$(1,251,774)

Estimated share of loss for the three months ended March 31, 2012	(467,481)	(357,422)	(51,191)

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	6,800,814	9,565,423	5,409,579

Impairment loss in investment in operating limited partnerships	(4,596,588)	(4,363,063)	(4,615,438)

Historic tax credits	1,100,310	2,062,333	318,327

Other	3,448,046	3,060,601	190,497

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2011, are as follows:

	Total	Series 15	Series 16

Investments in operating limited partnerships - tax return December 31, 2010	$(40,513,201)	$(11,515,636)	$(11,524,050)

Estimated share of loss for the three months ended March 31, 2011	(1,178,753)	(157,946)	-

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	45,273,057	9,412,754	13,025,203

Impairment loss in investment in operating limited partnerships	(20,818,310)	(1,064,965)	(5,544,345)

Historic tax credits	5,325,806	-	1,844,836

Other	11,911,401	3,325,793	2,198,356

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2011, are as follows:

	Series 17	Series 18	Series 19

Investments in operating limited partnerships - tax return December 31, 2010	$(7,361,346)	$(8,524,791)	$(1,587,378)

Estimated share of loss for the three months ended March 31, 2011	(527,327)	(442,289)	(51,191)

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	8,860,455	8,595,458	5,379,187

Impairment loss in investment in operating limited partnerships	(5,219,704)	(4,376,821)	(4,612,475)

Historic tax credits	1,100,310	2,062,333	318,327

Other	3,147,612	2,686,110	553,530

Investments in operating limited partnerships - as reported	$-	$-	$-

CONCENTRATION OF CREDIT RISK	12 Months Ended
Mar. 31, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

NOTE E - CONCENTRATION OF CREDIT RISK

The Fund maintains its cash and cash equivalent balances in several accounts in various financial institutions. The balances are generally insured by the Federal Deposit Insurance Corporation (FDIC) up to specified limits by each institution. At times, the balances may exceed these insurance limits; however, the fund has not experienced any losses with respect to it balances in excess of FDIC insurance. Management believes that no significant concentration of credit risk with respect to these cash and cash equivalent balances exists as of March 31, 2012.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

NOTE F - FAIR VALUE OF FINANCIAL INSTRUMENTS

The Funds’s financial instruments relate to other assets and accounts payable - affiliates. Management has not disclosed the fair value of these financial instruments because determination of such fair value is deemed to be impractical. The other assets and accounts payable - affiliates are due from or owed to affiliates of the Fund. The unique nature of these financial instruments makes determination of any fair value impractical. See note B for disclosure of the carrying amount and terms of these financial instruments.